CORPORATE AND SUBSIDIARY BORROWINGS - Borrowing Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Corporate borrowings	$ 2,160	$ 693
Subsidiary borrowings	1,492	$ 0
Corporate borrowings
Debt Instrument [Line Items]
Less than 1 year	1,810
1- 3 years	0
4 - 5 years	350
More than 5 years	0
Subsidiary borrowings
Debt Instrument [Line Items]
Less than 1 year	0
1- 3 years	0
4 - 5 years	1,000
More than 5 years	$ 492